Changes in Capital Accounts, Compensation Cost on Restricted Common Stock (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 30, 2020	Feb. 15, 2018	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Compensation Cost on Restricted Common Stock [Abstract]
Unrecognized compensation cost			$ 200	$ 293
Weighted Average Grant Date Price [Roll Forward]
Weighted-average period to recognize compensation cost of non-vested awards			1 year 6 months
2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Number of shares issuable (in shares)	538,830
Number of shares reserved for issuance (in shares)			471,605
Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)			100,099	106,185	388,576
Granted (in shares)			0	67,225	0
Vested (in shares)			(49,681)	(73,311)	(282,391)
Forfeited or expired (in shares)			0	0	0
Outstanding at end of period (in shares)			50,418	100,099	106,185
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)			$ 6.71	$ 8.70	$ 8.90
Granted (in dollars per share)			0	4.76	0
Vested (in dollars per share)			8.70	7.80	8.98
Forfeited or expired (in dollars per share)			0	0	0
Outstanding at end of period (in dollars per share)			$ 4.76	$ 6.71	$ 8.70
Awarded February 15, 2018 [Member] | Executive Officers and Non Executive Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted		$ 5,000
Vesting period			2 years
Number of Shares [Roll Forward]
Granted (in shares)		574,779
Awarded February 15, 2018 [Member] | Executive Officers and Non Executive Directors [Member] | Vested on Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage			33.33%
Awarded February 15, 2018 [Member] | Executive Officers and Non Executive Directors [Member] | Vested Ratably Over Two Years from Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage			66.67%
Awarded December 30, 2020 [Member] | Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted	$ 320
Vesting period			3 years
Number of Shares [Roll Forward]
Granted (in shares)	67,225
Awarded December 30, 2020 [Member] | Directors [Member] | Vested on Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage			25.00%
Awarded December 30, 2020 [Member] | Directors [Member] | Vested Ratably Over Three Years from Issuance Date [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Vesting percentage			75.00%
General and Administrative Expenses [Member]
Restricted Common Stock [Abstract]
Share-based compensation expense			$ 93		$ 1,310